Related Party Transactions and Balances - Schedule of Remuneration to Senior Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Remuneration to Senior Management [Line Items]
Salaries and other short term employee benefits	$ 5,597	$ 2,231	$ 1,195
Payments to defined contribution pension schemes	146	59	38
Related Party [Member]
Schedule of Remuneration to Senior Management [Line Items]
Salaries and other short term employee benefits	666	644	518
Payments to defined contribution pension schemes	6	10	12
Total	$ 672	$ 654	$ 530